Consolidated Statement of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Consolidated Statement of Profit or Loss [Abstract]
Revenue	[1],[2]	$ 201,675	$ 145,016	[3]	$ 132,163	[3]
Other income		390	7,326	[3]	4,019	[3]
Gain on bargain purchase	[4]	33,109	0	[3]	0	[3]
Reversal of impairment/(impairment) of non-financial assets	[5],[6]	156,013	(175,612)	[3]	(11,189)	[3]
Expenses, excluding impairment of non-financial assets	[7]	(208,488)	(225,110)	[3]	(202,607)	[3]
Write down on settlement of pre-existing contractual arrangement	[4]	(137,000)	0	[3]	0	[3]
Profit/(loss) from operations		45,699	(248,380)	[3]	(77,614)	[3]
Financial income		6,498	2,775	[3]	5,027	[3]
Financial expenses		(5,773)	(3,445)	[3]	(3,109)	[3]
Net financial income/(expense)		725	(670)	[3]	1,918	[3]
Profit/(loss) before income tax		46,424	(249,050)	[3]	(75,696)	[3]
Income tax benefit/(expense)		(2,034)	1,936	[3]	(2,344)	[3]
Profit/(loss) after income tax	[3]	44,390	(247,114)		(78,040)
Attributable to:
Equity holders of Elevra Lithium Limited		43,068	(190,509)	[3]	(66,484)	[3]
Non-controlling interests		$ 1,322	$ (56,605)	[3]	$ (11,556)	[3]
Earnings per share
Basic earnings per share (in dollars per share)		$ 27.61	$ (265.1)	[3]	$ (99.45)	[3]
Diluted earnings per share (in dollars per share)		$ 26.84	$ (265.1)	[3]	$ (99.45)	[3]

[1]	Revenue is primarily presented by the geographical destination of the product.
[2]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[3]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[4]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.
[5]	The impairment reversal of $156.0 million for the year ended 30 June 2026 relates to North American Lithium and includes an allocation of $0.4 million to right-of-use assets.
[6]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.
[7]	The amount reported for the year ended 30 June 2026 includes $8.7 million of non-recurring merger transaction and integration costs (2025: $8.1 million; 2024: Nil), of which $8.2 million is included within ‘External services’ (2025: $8.0 million; 2024: Nil), $0.4 million is included within ‘Administration and corporate overheads’ (2025: $0.1 million; 2024: Nil), and $0.1 million is included within ‘Employee benefits expense’ (2025 and 2024: Nil).